INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of Intangible Assets	September 30, 2024 December 31, 2023 License $6,976,209 $6,876,169 Trade name / mark 390,188 392,197 Customer base 602,204 602,204 Software 795,867 158,787 8,764,468 8,029,357 Less: Accumulated amortization License (805,555) (235,925)Trade name / mark (36,997) (36,997)Customer base (157,333) (110,160)Software (67,520) (11,789)Subtotal 7,697,064 7,634,486 Goodwill 49,697 49,697 Total $7,746,761 $7,684,183	2023 2022 License $6,876,169 $643,204 Trade name / mark 392,197 36,997 Customer base 602,204 176,793 Software 158,788 - 8,029,358 856,994 Less: Accumulated amortization License (235,925) (98,686)Trade name / mark (36,997) (29,881)Customer base (110,161) (71,210)Software (11,789) - Subtotal 7,634,486 657,217 Goodwill 49,697 49,697 Total $7,684,183 $706,914
Schedule of amortization expense for intangible assets	Year Amount 2024 $208,530 2025 833,637 2026 834,846 2027 834,846 2028 783,423 Thereafter 3,846,582 Total $7,341,864	Year Amount 2024 $763,292 2025 763,026 2026 764,213 2027 764,213 2028 735,772 Thereafter 3,488,769 Sum $7,279,285